Goodwill and Intangible Assets, Net - Details of Total Goodwill (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022
Goodwill [Line Items]
Goodwill resulting from acquisitions	$ 86,216	[1]	$ 48,395	[2]
Value of intangible asset	181,539		178,312
Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset	64,396		61,044
Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	113,348		112,705
Roam [Member]
Goodwill [Line Items]
Goodwill resulting from acquisitions			24,607
Roam [Member] | Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset			$ 2,299
Useful life of intangible assets			2 years
Roam [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset			$ 11,454
Useful life of intangible assets			5 years
DevOps [Member]
Goodwill [Line Items]
Goodwill resulting from acquisitions			$ 23,787
DevOps [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset			$ 2,616
Useful life of intangible assets			5 years
TEOCO [Member]
Goodwill [Line Items]
Goodwill resulting from acquisitions	58,234
TEOCO [Member] | Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset	$ 40,015
Useful life of intangible assets	5 years
TEOCO [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	$ 6,219
Useful life of intangible assets	6 years
ProCom [Member]
Goodwill [Line Items]
Goodwill resulting from acquisitions	$ 27,330
ProCom [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	$ 18,439
Procom intangibles assets	6 years
ProCom [Member] | Trademarks [Member]
Goodwill [Line Items]
Value of intangible asset	$ 864
Useful life of intangible assets	1 year

[1]	Mainly relates to the acquisitions of the service assurance business of TEOCO and ProCom Consulting, see also Note 3. In allocating the total preliminary purchase price for the service assurance business of TEOCO, based on estimated fair values, the Company recorded $58,234 of goodwill, $40,015 of core technology to be amortized over approximately five years, $6,219 of customer relationships to be amortized over approximately six years. In allocating the total preliminary purchase price for ProCom Consulting, based on estimated fair values, the Company recorded $27,330 of goodwill, $18,439 of customer relationships to be amortized over approximately six years and $864 of trade mark to be amortized over approximately one year.
[2]	Mainly relates to the acquisitions of DevOps and Roam, see also Note 3. In allocating the total purchase price for Roam, based on estimated fair values, the Company recorded $24,607 of goodwill, $11,454 of customer relationships to be amortized over approximately five years and $2,299 of core technology to be amortized over two years. In allocating the total purchase price for DevOps, based on estimated fair values, the Company recorded $23,787 of goodwill, $2,616 of customer relationships to be amortized over approximately five years.